SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government subsidies	¥ 78.0	$ 11.3	¥ 47.1	¥ 26.3
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other (expenses)/income, net	Other (expenses)/income, net